Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€) contract $ / $ € / $	Dec. 31, 2023 SGD ($) contract $ / $ € / $
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (526)	$ 92,409	$ 59,407
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Number of contract expired | contract	146
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (829)	$ 3,731	$ (1,256)
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount | €				€ 111,500
Forward foreign exchange contracts held for trading | SGD
Forward foreign exchange contracts
Notional amount | $					$ 10,500
Gaslog With Counterparty ABN Settlement In January March 2024 | EUR
Forward foreign exchange contracts
Trade date	May 2023
Number of Contracts | contract				3	3
Settlement Date	January - March 2024
Notional amount | €				€ 3,000
Gaslog With Counterparty ABN Settlement In January March 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0945	1.0945
Gaslog With Counterparty ABN Settlement In January March 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0965	1.0965
Gaslog With Counterparty DNB Settlement In January June 2024 | EUR
Forward foreign exchange contracts
Trade date	May 2023
Number of Contracts | contract				6	6
Settlement Date	January - June 2024
Fixed Exchange Rate				1.0995	1.0995
Notional amount | €				€ 3,000
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In April May 2024 | EUR
Forward foreign exchange contracts
Trade date	May 2023
Number of Contracts | contract				2	2
Settlement Date	April - May 2024
Notional amount | €				€ 2,000
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In April May 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0985	1.0985
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In April May 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0992	1.0992
Gaslog With Counterparty Societe Generale/Paris Settlement In January March,June 2024 | EUR
Forward foreign exchange contracts
Trade date	May 2023
Number of Contracts | contract				4	4
Settlement Date	January - March, June 2024
Notional amount | €				€ 4,000
Gaslog With Counterparty Societe Generale/Paris Settlement In January March,June 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1001	1.1001
Gaslog With Counterparty Societe Generale/Paris Settlement In January March,June 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1017	1.1017
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In January March 2024 | EUR
Forward foreign exchange contracts
Trade date	June 2023
Number of Contracts | contract				3	3
Settlement Date	January - March 2024
Notional amount | €				€ (3,000)
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In January March 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0820	1.0820
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In January March 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0845	1.0845
Gaslog With Counterparty Nordea Bank Abp Settlement In January June 2024 | EUR
Forward foreign exchange contracts
Trade date	June 2023
Number of Contracts | contract				6	6
Settlement Date	January - June 2024
Fixed Exchange Rate				1.0884	1.0884
Notional amount | €				€ 9,000
Gaslog With Counterparty ING Bank N.V., Amsterdam Trade In July 2023 And Settlement In January To March 2024 | EUR
Forward foreign exchange contracts
Trade date	July 2023
Number of Contracts | contract				6	6
Settlement Date	January - March 2024
Notional amount | €				€ 6,000
Gaslog With Counterparty ING Bank N.V., Amsterdam Trade In July 2023 And Settlement In January To March 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1078	1.1078
Gaslog With Counterparty ING Bank N.V., Amsterdam Trade In July 2023 And Settlement In January To March 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1215	1.1215
Gaslog With Counterparty ABN Settlement In October December 2024 | EUR
Forward foreign exchange contracts
Trade date	August 2023
Number of Contracts | contract				3	3
Settlement Date	October - December 2024
Notional amount | €				€ 6,000
Gaslog With Counterparty ABN Settlement In October December 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1011	1.1011
Gaslog With Counterparty ABN Settlement In October December 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1043	1.1043
GasLog with counterparty Citibank Europe PLC UK, Settlement in January September 2024 | EUR
Forward foreign exchange contracts
Trade date	August 2023
Number of Contracts | contract				9	9
Settlement Date	January - September 2024
Notional amount | €				€ 18,000
GasLog with counterparty Citibank Europe PLC UK, Settlement in January September 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0949	1.0949
GasLog with counterparty Citibank Europe PLC UK, Settlement in January September 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1073	1.1073
GasLog with counterparty Societe Generale/Paris, settlement in January - June 2024 | EUR
Forward foreign exchange contracts
Trade date	August 2023
Number of Contracts | contract				6	6
Settlement Date	January - June 2024
Notional amount | €				€ 6,000
GasLog with counterparty Societe Generale/Paris, settlement in January - June 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1017	1.1017
GasLog with counterparty Societe Generale/Paris, settlement in January - June 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1096	1.1096
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In July - December 2024 | EUR
Forward foreign exchange contracts
Trade date	September 2023
Number of Contracts | contract				6	6
Settlement Date	July - December 2024
Notional amount | €				€ 9,000
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In July - December 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0710	1.0710
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In July - December 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0789	1.0789
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In February - March 2024 | EUR
Forward foreign exchange contracts
Trade date	November 2023
Number of Contracts | contract				2	2
Settlement Date	February - March 2024
Notional amount | €				€ 6,000
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In February - March 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0890	1.0890
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In February - March 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0904	1.0904
GasLog with counterparty Societe Generale/Paris, settlement in January, April - May 2024 | EUR
Forward foreign exchange contracts
Trade date	November 2023
Number of Contracts | contract				3	3
Settlement Date	January, April - May 2024
Notional amount | €				€ 3,000
GasLog with counterparty Societe Generale/Paris, settlement in January, April - May 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0878	1.0878
GasLog with counterparty Societe Generale/Paris, settlement in January, April - May 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0935	1.0935
GasLog with counterparty Citibank Europe PLC UK, settlement in June - August 2024 | EUR
Forward foreign exchange contracts
Trade date	December 2023
Number of Contracts | contract				3	3
Settlement Date	June - August 2024
Notional amount | €				€ 6,500
GasLog with counterparty Citibank Europe PLC UK, settlement in June - August 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0866	1.0866
GasLog with counterparty Citibank Europe PLC UK, settlement in June - August 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0902	1.0902
GasLog with counterparty DNB, settlement in July - September 2024 | EUR
Forward foreign exchange contracts
Trade date	December 2023
Number of Contracts | contract				3	3
Settlement Date	July - September 2024
Notional amount | €				€ 6,500
GasLog with counterparty DNB, settlement in July - September 2024 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0885	1.0885
GasLog with counterparty DNB, settlement in July - September 2024 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0898	1.0898
GasLog with counterparty ING Bank N.V., Amsterdam, settlement in March, July, September 2024 and January - March 2025 | EUR
Forward foreign exchange contracts
Trade date	December 2023
Number of Contracts | contract				6	6
Settlement Date	March, July, September 2024 and January - March 2025
Notional amount | €				€ 10,000
GasLog with counterparty ING Bank N.V., Amsterdam, settlement in March, July, September 2024 and January - March 2025 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0791	1.0791
GasLog with counterparty ING Bank N.V., Amsterdam, settlement in March, July, September 2024 and January - March 2025 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0999	1.0999
GasLog with counterparty Nordea Bank Abp, settlement in March - May 2024 and January - February 2025 | EUR
Forward foreign exchange contracts
Trade date	December 2023
Number of Contracts | contract				5	5
Settlement Date	March - May 2024 and January - February 2025
Notional amount | €				€ 9,500
GasLog with counterparty Nordea Bank Abp, settlement in March - May 2024 and January - February 2025 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0816	1.0816
GasLog with counterparty Nordea Bank Abp, settlement in March - May 2024 and January - February 2025 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1004	1.1004
GasLog with counterparty Societe Generale/Paris, settlement in September 2024 and January - March 2025 | EUR
Forward foreign exchange contracts
Trade date	December 2023
Number of Contracts | contract				4	4
Settlement Date	September 2024 and January - March 2025
Notional amount | €				€ 7,000
GasLog with counterparty Societe Generale/Paris, settlement in September 2024 and January - March 2025 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.0887	1.0887
GasLog with counterparty Societe Generale/Paris, settlement in September 2024 and January - March 2025 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1004	1.1004
Gaslog With Counterparty ING Bank N.V Amsterdam Settlement In January 2024 | SGD
Forward foreign exchange contracts
Trade date	June 2023
Number of Contracts | contract				1	1
Settlement Date	January 2024
Fixed Exchange Rate | $ / $				1.3351	1.3351
Notional amount | $					$ 3,000
Gaslog With Counterparty Societe Generale/Paris Settlement In January 2024 | SGD
Forward foreign exchange contracts
Trade date	June 2023
Number of Contracts | contract				1	1
Settlement Date	January 2024
Fixed Exchange Rate | $ / $				1.3352	1.3352
Notional amount | $					$ 3,000
Gaslog With Counterparty Citibank Europe PLC UK Settlement In January 2024 | SGD
Forward foreign exchange contracts
Trade date	June 2023
Number of Contracts | contract				1	1
Settlement Date	January 2024
Fixed Exchange Rate | $ / $				1.3350	1.3350
Notional amount | $					$ 3,000
Gaslog With Counterparty Citibank Europe PLC UK Settlement In February - November 2024 | SGD
Forward foreign exchange contracts
Trade date	August 2023
Number of Contracts | contract				10	10
Settlement Date	February – November 2024
Notional amount | $					$ 1,500
Gaslog With Counterparty Citibank Europe PLC UK Settlement In February - November 2024 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.3178	1.3178
Gaslog With Counterparty Citibank Europe PLC UK Settlement In February - November 2024 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.3351	1.3351